Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended				0 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Payable To Manager [Member]	Dec. 31, 2012 Payable To Manager [Member]	Dec. 31, 2012 Parent Company [Member] Vessel	Dec. 31, 2013 Parent Company [Member] Charters Out [Member] Vessel	Dec. 31, 2013 Pool Managers [Member]	Dec. 31, 2012 Pool Managers [Member]	Jun. 26, 2012 Dropdown Predecessor [Member] Vessel	Jun. 15, 2012 Dropdown Predecessor [Member] Vessel	Jun. 30, 2012 Dropdown Predecessor [Member] Vessel
Related Party Transaction [Line Items]
Aggregate purchase price													$ 454,200,000
Number of vessels							13	2			3	10	13
Reimbursement of Manager's crewing and manning costs					5,800,000	4,900,000
Working capital advanced to Pool Managers	27,991,000	24,787,000							20,300,000	16,600,000
Minimum threshold for payment of performance fee to Manager	$ 3.20
Percentage of performance fee payable on Gross Cash Available for Distribution	20.00%
Percentage of commercial services fee	1.25%
Fixed amount of management fee chargeable per vessel payable per day			275	350
Pool receivable from affiliates	$ 10,765,000	$ 9,101,000